Allowance for expected credit losses - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	£ 3,630	£ 4,084
Probability-weighted | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	971	1,115
Probability-weighted | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	700	810
Probability-weighted | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	942	945
Probability-weighted | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	999	1,182
Probability-weighted | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	18	32
Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	2,587	2,670
Upside | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	387	395
Upside | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	583	600
Upside | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	855	850
Upside | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	746	793
Upside | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	16	32
Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	3,162	3,406
Base case | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	658	670
Base case | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	676	771
Base case | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	915	920
Base case | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	895	1,013
Base case | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	18	32
Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	4,114	4,469
Downside | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,190	1,155
Downside | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	772	918
Downside | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	990	981
Downside | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,143	1,383
Downside | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	19	32
Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	6,708	9,202
Severe downside | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	3,004	4,485
Severe downside | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	903	1,235
Severe downside | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,139	1,200
Severe downside | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,641	2,250
Severe downside | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	£ 21	£ 32